ORDINARY SHARES	12 Months Ended
Dec. 31, 2016
ORDINARY SHARES
ORDINARY SHARES

9.ORDINARY SHARES

In December 2013, the board of directors approved the Company to repurchase up to $20,000 of its own outstanding American Depositary Shares (“ADS”) within one year from December 2013. On December 16, 2014, the Company extended its existing share repurchase program for an additional 12-month through December 15, 2015. On June 8, 2016, the Company announced a share repurchase program of up to $10 million worth of its outstanding ADS representing its ordinary shares from June 15, 2016 through June 14, 2017. Pursuant to the share repurchase plan, the Company repurchased 1,868,726 ADSs, 3,695,337 ADSs and 3,966,951 ADSs as of December 31, 2014, December 31, 2015 and December 31, 2016, representing 3,737,452 ordinary shares, 7,390,674 ordinary shares and 7,933,902 ordinary shares with a total consideration of approximately $20,806. The shares repurchased by the Company had not been retired or canceled and were accounted for at cost as treasury shares.

In March 2016, the Company issued and sold 21,250,000 ADSs (representing 42,500,000 ordinary shares) though a private placement offering. The proceeds, net of issuance cost of $1,077, were $75,423.

In connection with the issuance of ordinary shares, the Group also granted a warrant to the investor to purchase up to 7,455,000 ordinary shares (equivalent to 3,727,500 ADS) at exercise price of $2.75 per ordinary share. The warrant is exercisable as of September 30, 2016 and expire on March 30, 2018. The Group accounts for the warrant under the authoritative guidance in accounting for derivative financial statements indexed to and potentially settled in, a company’s own stock and has determined the warrant should be classified as equity in its consolidated financial statements at fair value at the date of grant. No subsequent charges in fair value will be recognized. The Group uses the Black-Scholes pricing model to value the warrant and determined the fair value of the warrant at the date of the grant is immaterial.